UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independence Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:


/s/   Anita E. Falicia                   Denver, CO          November 13, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $359,564 (thousands)


List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD-A                COM              g1151c101     5693   152741 SH       Sole                   152741
ADOBE SYS INC COM              COM              00724f101     4956   150000 SH       Sole                   150000
ALLIANCE DATA SYS CORP COM     COM              018581108    10689   175000 SH       Sole                   175000
AMERICAN WATER WORKS CO INC    COM              030420103     4601   230730 SH       Sole                   230730
ARIBA INC COM NEW              COM              04033v203     5103   439939 SH       Sole                   439939
ARTIO GLOBAL INVS INC COM CL A COM              04315b107     6276   240000 SH       Sole                   240000
ARVINMERITOR INC COM           COM              043353101     4692   600000 SH       Sole                   600000
ATHEROS COMMUNICATIONS COM     COM              04743p108     3892   146700 SH       Sole                   146700
BALLY TECHNOLOGIES INC COM     COM              05874b107     9174   239100 SH       Sole                   239100
BANK OF AMERICA CORP COM       COM              060505104     9306   550000 SH       Sole                   550000
BRUSH ENGINEERED MATLS COM     COM              117421107     7458   304884 SH       Sole                   304884
CABOT CORP COM                 COM              127055101     8354   361491 SH       Sole                   361491
CADENCE PHARMACEUTICAL COM     COM              12738t100     4108   371458 SH       Sole                   371458
CALGON CARBON CORP COM         COM              129603106     3524   237587 SH       Sole                   237587
CELGENE CORP COM               COM              151020104    13975   250000 SH       Sole                   250000
CIGNA CORP                     COM              125509109     6882   245000 SH       Sole                   245000
CONAGRA FOODS INC COM          COM              205887102     4691   216363 SH       Sole                   216363
CONSOL ENERGY INC              COM              20854P109    11545   255930 SH       Sole                   255930
DELTA AIR LINES DEL COM NEW    COM              247361702     4928   550000 SH       Sole                   550000
DIGITALGLOBE INC               COM              25389m877     6487   290000 SH       Sole                   290000
EBAY INC                       COM              278642103    10034   425000 SH       Sole                   425000
GOLDMAN SACHS GROUP COM        COM              38141g104     9137    49562 SH       Sole                    49562
HUMAN GENOME SCIENCES COM      COM              444903108     6963   370000 SH       Sole                   370000
INTERFACE INC-CL A             COM              458665106     3209   386649 SH       Sole                   386649
LENDER PROCESSING SVCS COM     COM              52602e102     4771   125000 SH       Sole                   125000
LIBERTY MEDIA HLDG CRP CAP COM COM              53071m302    35802  1711400 SH       Sole                  1711400
MASTEC INC COM                 COM              576323109     3645   300000 SH       Sole                   300000
MCDERMOTT INTL INC COM         COM              580037109    10108   400000 SH       Sole                   400000
MERCK & CO INC COM             COM              58933y105    12020   380000 SH       Sole                   380000
MYRIAD GENETICS INC COM        COM              62855j104     6850   250000 SH       Sole                   250000
NEWMONT MINING CORP COM        COM              651639106     8804   200000 SH       Sole                   200000
NOBLE ENRGY INC COM            COM              655044105     9894   150000 SH       Sole                   150000
OCEANEERING INTL INC COM       COM              675232102     5675   100000 SH       Sole                   100000
OWENS CORNING CMN              COM              690742101    11225   500000 SH       Sole                   500000
OWENS-ILLINOIS INC             COM              690768403    11992   325000 SH       Sole                   325000
QUALCOMM INCCMN                COM              747525103     8771   195000 SH       Sole                   195000
ROVI CORP COM                  COM              779376102     6720   200000 SH       Sole                   200000
SOLUTIA INC COM NEW            COM              834376501     4864   420000 SH       Sole                   420000
TERADATA CORP DEL COM          COM              88076w103     7568   275000 SH       Sole                   275000
TERADYNE INC COM               COM              880770102     2994   323701 SH       Sole                   323701
TRANSATLANTIC HLDGS COM        COM              893521104     4863    96922 SH       Sole                    96922
V F CORP COM                   COM              918204108     6992    96534 SH       Sole                    96534
WATSON WYATT WORLDWIDE INC     COM              942712100    10503   241112 SH       Sole                   241112
WENDYS INTL INC COM            COM              950587105     6622  1400000 SH       Sole                  1400000
WHIRLPOOL CORP                 COM              963320106     4885    69828 SH       Sole                    69828
WILLIAMS PARTNERS L P COM UNIT COM              96950f104     8319   357191 SH       Sole                   357191